Post-Employment Benefits - Summary of Amount Recognized in the Consolidated Balance Sheet (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Effect of asset ceiling	kr (518)	kr (833)